N-4	Jul. 07, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Mutual of America Separate Account No. 2
Entity Central Index Key	0000743415
Entity Investment Company Type	N-4
Document Period End Date	Jul. 07, 2026
Amendment Flag	false
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/FPAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
Fidelity VIP Index 500 (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index
Portfolio Company Name [Text Block]	Fidelity VIP Index 500 (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Subadvisers: FMR Investment Management (UK) Limited, FidelityManagement & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
Dimensional VA U.S. Targeted Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks to achieve long-term capital appreciation
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Adviser: Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Vanguard Variable Insurance Funds - Small Company Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks to provide long-term capital appreciation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	Adviser: The Vanguard Group, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Fidelity VIP Extended Market Index Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks to provide investment results that correspond to the total return of stocks of mid-to small-capitalization U.S. companies
Portfolio Company Name [Text Block]	Fidelity VIP Extended Market Index Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Fidelity VIP Value Strategies Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity VIP Value Strategies Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	7.99%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	Adviser: The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	Adviser: The Vanguard Group, Inc.
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
LVIP American Century Capital Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks capital growth
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	Adviser: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	SubAdviser: American Century Investment Management, Inc
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	5.49%
American Funds Insurance Series New World Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds Insurance Series New World Fund
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	28.60%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Nomura VIP® Small Cap Value Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks capital appreciation
Portfolio Company Name [Text Block]	Nomura VIP ® Small Cap Value Series
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.15%
DWS Capital Growth VIP [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks to provide long-term growth of capital
Portfolio Company Name [Text Block]	DWS Capital Growth VIP
Portfolio Company Adviser [Text Block]	Adviser: DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	15.29%
Fidelity VIP Equity-Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500
®
Index
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Fidelity VIP Contrafund® Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund ® Portfolio
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Fidelity VIP Mid Cap Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Goldman Sachs VIT Small Cap Equity Insights Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.14%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Goldman Sachs VIT US Equity Insights Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks long-term growth of capital and dividend income
Portfolio Company Name [Text Block]	Goldman Sachs VIT US Equity Insights Fund
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	13.81%
Average Annual Total Returns, 10 Years [Percent]	13.73%
Invesco V.I. Main Street Fund® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks capital appreciation
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Fund ®
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	12.53%
MFS® VIT III Mid Cap Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks capital appreciation
Portfolio Company Name [Text Block]	MFS ® VIT III Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	Adviser: MFS
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	9.95%
Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio
Portfolio Company Adviser [Text Block]	Adviser: Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.71%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
T. Rowe Price Blue Chip Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks to provide long-term capital growth with income as secondary objective
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	Adviser: T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.74%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	15.54%
Vanguard Variable Insurance Fund Diversified Value Portfolio® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks to provide long-term capital appreciation and income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Diversified Value Portfolio ®
Portfolio Company Adviser [Text Block]	Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Vanguard Variable Insurance Fund International Portfolio® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity Fund Seeks to provide long-term capital appreciation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund International Portfolio ®
Portfolio Company Adviser [Text Block]	Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Vanguard Variable Insurance Fund Real Estate Index Portfolio® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Real Estate Index Portfolio ®
Portfolio Company Adviser [Text Block]	Adviser: The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Goldman Sachs VIT Government Money Market Fund (Institutional) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income Fund Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund (Institutional)
Portfolio Company Adviser [Text Block]	Adviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income Fund Seeks to provide current income while maintaining limited price volatility
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	Adviser: The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
American Funds Insurance Series – The Bond Fund of America (Class 1) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income Fund Seeks to provide as high a level of current income as is consistent with the preservation of capital
Portfolio Company Name [Text Block]	American Funds Insurance Series – The Bond Fund of America (Class 1)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.61%
PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and
non-U.S.
governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio ®
Portfolio Company Adviser [Text Block]	Adviser: The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Fidelity VIP Asset Manager Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager Portfolio
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Calvert VP SRI Balanced Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio
Portfolio Company Adviser [Text Block]	Adviser: Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Vanguard Variable Insurance Funds – Conservative Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Fund Seeks to provide current income and low to moderate capital appreciation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	Adviser: The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Vanguard Variable Insurance Funds – Balanced Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Fund Seeks to provide long-term capital appreciation and reasonable current income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds – Balanced Portfolio
Portfolio Company Adviser [Text Block]	Adviser: Wellington Management Company LLC
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Fund Investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection
Portfolio Company Name [Text Block]	American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	9.26%
Fidelity VIP Freedom Retirement Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Funds Seeks high total return with a secondary objective of principal preservation
Portfolio Company Name [Text Block]	Fidelity VIP Freedom Retirement Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	9.63%
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	4.44%
Fidelity VIP Freedom 2020 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2020 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Fidelity VIP Freedom 2025 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2025 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Fidelity VIP Freedom 2030 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2030 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Fidelity VIP Freedom 2035 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2035 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	16.69%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	10.00%
Fidelity VIP Freedom 2040 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2040 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Fidelity VIP Freedom 2045 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2045 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	11.09%
Fidelity VIP Freedom 2050 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2050 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.79%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Fidelity VIP Freedom 2055 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2055 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.85%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Fidelity VIP Freedom 2060 Portfolio (Initial Class) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2060 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	9.44%